Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2020
Financial liabilities
Schedule of the balance of issues under the issuance program

As of December 31, 2019, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	1,000	12/16/2020	7.74%
Certificates of deposit (unsecured)	500	12/16/2020	7.59%
Certificates of deposit (unsecured)	300	12/11/2020	7.60%
Certificates of deposit (unsecured)	700	12/11/2020	7.75%
Certificates of deposit (unsecured)	1,100	11/09/2020	7.78%
Certificates of deposit (unsecured)	500	09/24/2020	7.47%
Certificates of deposit (unsecured)	1,000	11/20/2020	7.72%
Certificates of deposit (unsecured)	2,000	10/26/2020	7.59%
Certificates of deposit (unsecured)	2,500	10/08/2020	7.79%
Certificates of deposit (unsecured)	250	09/30/2020	7.58%
Certificates of deposit (unsecured)	200	09/15/2020	7.60%
Certificates of deposit (unsecured)	1,150	09/11/2020	7.60%
Certificates of deposit (unsecured)	2,000	09/02/2020	7.76%
Certificates of deposit (unsecured)	1,300	08/27/2020	7.64%
Certificates of deposit (unsecured)	2,000	07/09/2020	7.59%
Certificates of deposit (unsecured)	500	09/25/2020	7.72%
Certificates of deposit (unsecured)	1,000	07/20/2020	7.89%
Certificates of deposit (unsecured)	1,600	07/03/2020	7.94%
Certificates of deposit (unsecured)	1,000	06/30/2020	7.74%
Certificates of deposit (unsecured)	1,000	06/18/2020	7.81%
Certificates of deposit (unsecured)	4,000	06/05/2020	7.74%
Certificates of deposit (unsecured)	1,500	06/04/2020	7.59%
Certificates of deposit (unsecured)	2,500	05/06/2020	7.76%
Certificates of deposit (unsecured)	900	04/08/2020	7.95%
Certificates of deposit (unsecured)	1,500	03/24/2020	7.59%
Certificates of deposit (unsecured)	300	03/12/2020	7.75%
Certificates of deposit (unsecured)	400	02/14/2020	7.59%
Certificates of deposit (unsecured)	1,000	02/11/2020	7.59%
Certificates of deposit (unsecured)	125	02/10/2020	7.77%
Certificates of deposit (unsecured)	400	02/07/2020	7.77%
Certificates of deposit (unsecured)	300	02/13/2020	7.75%
Certificates of deposit (unsecured)	50	01/22/2020	7.54%
Certificates of deposit (unsecured)	1,100	01/10/2020	7.59%
Certificates of deposit (unsecured)	400	01/10/2020	7.77%
Certificates of deposit (unsecured)	1,550	01/08/2020	7.78%
Certificates of deposit (unsecured)	13	03/03/2020	1.75%
Certificates of deposit (unsecured)	13	05/15/2020	1.75%

	37,651
Accrued interest	172
	37,823

Senior Unsecured Notes	18,744	11/09/2022	4.125%
Accrued interest	105
	18,849

Structured bank bonds(*)	7	03/17/2022	TIIE
Structured bank bonds(*)	54	03/17/2022	TIIE
Structured bank bonds(*)	56	03/26/2021	9.50%
Structured bank bonds(*)	6	03/17/2022	TIIE
Structured bank bonds(*)	159	03/08/2021	9.50%
Structured bank bonds(*)	2	03/17/2022	TIIE
Structured bank bonds(*)	46	02/23/2021	TIIE
Structured bank bonds(*)	30	05/24/2021	TIIE
Structured bank bonds(*)	6	03/16/2021	TIIE
Structured bank bonds(*)	212	11/09/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	294	04/23/2021	TIIE
Structured bank bonds(*)	156	01/28/2021	10.00%
Structured bank bonds(*)	441	10/26/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	773	10/23/2020	TIIE
Structured bank bonds(*)	9	11/05/2020	TIIE
Structured bank bonds(*)	114	06/26/2020	Guaranteed rate subject to IPC
Structured bank bonds(*)	276	06/02/2020	Guaranteed rate subject to EURO STOXX 50
Structured bank bonds(*)	121	03/25/2020	TIIE
Structured bank bonds(*)	137	03/23/2020	TIIE
Structured bank bonds(*)	13	02/20/2020	Guaranteed rate subject to EURO STOXX 50
Structured bank bonds(*)	19	05/12/2021	TIIE
Structured bank bonds(*)	5	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	24	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	180	12/14/2020	Guaranteed rate subject to SXDP
Structured bank bonds(*)	115	11/23/2020	Guaranteed rate subject to SXDP
Structured bank bonds	66	09/25/2020	2.50%
Structured bank bonds	20	09/18/2020	2.50%
Structured bank bonds	196	06/26/2020	4.00%
Structured bank bonds	30	06/15/2020	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	19	03/27/2020	5.00%
Structured bank bonds	50	03/27/2020	5.00%
Structured bank bonds	11	02/20/2020	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	81	09/01/2020	2.50%
Structured bank bonds	25	09/30/2020	2.50%
Structured bank bonds	40	01/29/2020	12.00%
Structured bank bonds	25	01/27/2020	12.00%
Structured bank bonds	23	01/24/2020	10.00%
Structured bank bonds	500	01/21/2020	12.00%
Structured bank bonds	105	01/17/2020	13.00%
Structured bank bonds	15	01/16/2020	11.69%
Structured bank bonds	114	01/16/2020	12.23%
Structured bank bonds	19	01/16/2020	13.00%
Structured bank bonds	10	01/16/2020	11.61%
Structured bank bonds	27	01/14/2020	12.00%
Structured bank bonds	12	01/10/2020	14.50%
Structured bank bonds	40	01/07/2020	10.48%
Structured bank bonds	57	01/03/2020	3.17%
Structured bank bonds	57	01/03/2020	3.02%
	4,797
Transaction costs and accrued interest (net)	-
	4,797

Promissory notes	500	11/30/2020	7.25%
Promissory notes	2,000	10/05/2020	7.23%
Promissory notes	1,500	04/15/2020	8.42%
Promissory notes	1,500	04/13/2020	8.42%
Promissory notes	1,000	03/20/2020	8.45%
Promissory notes	921	03/19/2020	8.45%
Promissory notes	500	03/17/2020	8.45%
Promissory notes	500	03/09/2020	8.55%
Promissory notes	200	02/17/2020	7.00%
Promissory notes	2,700	01/17/2020	7.25%
Promissory notes	70	01/06/2020	7.25%
Promissory notes	11,500	01/03/2020	7.25%
	22,891
Accrued interest	423
	23,314

Unsecured bonds	7,150	03/30/2026	8.95%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	2,850	04/04/2022	TIIE + 10 basis points
Unsecured bonds	4,461	05/06/2022	TIIE + 15 basis points
Unsecured bonds	4,000	06/14/2021	TIIE + 38 basis points
Unsecured bonds	1,700	03/09/2021	8.91%
Unsecured bonds	6,224	02/10/2020	LIBOR + 20 basis points
	29,385
Accrued interest	289
	29,674

(*)Marketable debt securities classified as financial liabilities at fair value through profit or loss.

As of December 31, 2020, the balance of the issues performed by the Bank under the aforementioned program is as follows:

	Amount	Maturity Date	Rate

Certificates of deposit (unsecured)	1,000	12/03/2021	8.14%
Certificates of deposit (unsecured)	2,000	10/08/2021	8.14%
Certificates of deposit (unsecured)	1,500	09/27/2021	8.14%
Certificates of deposit (unsecured)	1,000	10/11/2021	8.15%
Certificates of deposit (unsecured)	1,200	09/13/2021	8.14%
Certificates of deposit (unsecured)	1,000	09/09/2021	8.16%
Certificates of deposit (unsecured)	250	01/28/2021	8.16%
Certificates of deposit (unsecured)	700	01/28/2021	8.15%
Certificates of deposit (unsecured)	500	07/15/2021	8.15%
Certificates of deposit (unsecured)	2,500	08/17/2021	8.15%
Certificates of deposit (unsecured)	1,500	08/12/2021	8.17%
Certificates of deposit (unsecured)	2,000	08/19/2021	8.17%
Certificates of deposit (unsecured)	1,000	07/09/2021	8.12%
Certificates of deposit (unsecured)	1,075	08/06/2021	8.18%
Certificates of deposit (unsecured)	1,000	07/30/2021	8.36%
Certificates of deposit (unsecured)	50	07/22/2021	8.38%
Certificates of deposit (unsecured)	600	07/08/2021	8.38%
Certificates of deposit (unsecured)	1,000	07/08/2021	8.38%
Certificates of deposit (unsecured)	500	06/15/2021	8.39%
Certificates of deposit (unsecured)	1,000	06/10/2021	8.40%
Certificates of deposit (unsecured)	600	05/20/2021	8.13%
Certificates of deposit (unsecured)	1,000	06/03/2021	8.14%
Certificates of deposit (unsecured)	460	05/13/2021	8.14%
Certificates of deposit (unsecured)	400	05/10/2021	8.12%
Certificates of deposit (unsecured)	900	05/07/2021	8.38%
Certificates of deposit (unsecured)	2,000	04/21/2021	8.12%
Certificates of deposit (unsecured)	1,000	02/24/2021	8.38%
Certificates of deposit (unsecured)	1,000	03/05/2021	8.12%
Certificates of deposit (unsecured)	2,000	02/12/2021	8.12%
Certificates of deposit (unsecured)	2,000	01/26/2021	8.44%
Certificates of deposit (unsecured)	1,500	01/12/2021	8.34%
Certificates of deposit (unsecured)	17	03/18/2021	8.12%
Certificates of deposit (unsecured)	3	03/09/2021	8.12%
Certificates of deposit (unsecured)	30	01/11/2021	8.89%
Certificates of deposit (unsecured)	60	01/11/2021	8.89%
Certificates of deposit (unsecured)	54	01/11/2021	8.90%
Certificates of deposit (unsecured)	32	01/11/2021	8.89%
	34,431
Accrued interest	113
	34,544

Senior Unsecured Notes	19,827	11/09/2022	4.125%
Senior Unsecured Notes	34,759	04/17/2025	5.375%
	54,586
Accrued interest	490
	55,076

Structured bank bonds	100	01/06/2021	9.00%
Structured bank bonds	78	10/27/2021	Guaranteed rate subject to foreign exchange rate
Structured bank bonds	20	01/07/2021	8.00%
Structured bank bonds	60	01/13/2021	4.42%
Structured bank bonds	48	01/25/2021	6.00%
Structured bank bonds	139	01/12/2021	7.00%
Structured bank bonds	60	01/06/2021	4.98%
Structured bank bonds	100	01/07/2021	7.00%
Structured bank bonds	20	01/04/2021	4.00%
Structured bank bonds	30	01/11/2021	7.15%
Structured bank bonds	60	01/08/2021	3.29%
Structured bank bonds	42	01/06/2021	5.67%
Structured bank bonds	10	01/08/2021	7.00%
Structured bank bonds	9	01/15/2021	5.38%
Structured bank bonds(*)	14	11/01/2021	Guaranteed rate subject to EURO STOXX 50
Structured bank bonds(*)	132	07/01/2021	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	139	07/29/2021	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	222	03/01/2021	Guaranteed rate subject to S&P 500
Structured bank bonds(*)	2	03/17/2022	TIIE
Structured bank bonds(*)	6	03/17/2022	TIIE
Structured bank bonds(*)	4	03/17/2022	TIIE
Structured bank bonds(*)	49	03/17/2022	TIIE
Structured bank bonds(*)	30	05/24/2021	TIIE
Structured bank bonds(*)	20	05/12/2021	TIIE
Structured bank bonds(*)	283	04/23/2021	TIIE
Structured bank bonds(*)	58	03/26/2021	9.50%
Structured bank bonds(*)	167	03/08/2021	9.50%
Structured bank bonds(*)	162	01/28/2021	9.50%
Structured bank bonds(*)	5	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	6	03/16/2021	TIIE
Structured bank bonds(*)	23	03/03/2021	Guaranteed rate subject to SXDP
Structured bank bonds(*)	41	02/23/2021	TIIE
	2,139
Transaction costs and accrued interest (net)	—
	2,139

Promissory notes	73	01/04/2021	4.20%
Promissory notes	2,900	01/15/2021	4.25%
Promissory notes	5,800	01/15/2021	4.25%
Promissory notes	6,000	01/15/2021	4.25%
Promissory notes	150	03/16/2021	4.15%
Promissory notes	150	01/13/2021	4.10%
Promissory notes	1,000	09/23/2021	4.45%
Promissory notes	803	03/17/2021	4.60%
	16,876
Accrued interest	48
	16,924

Unsecured bonds	7,150	03/30/2026	8.95%
Unsecured bonds	3,000	09/01/2026	7.19%
Unsecured bonds	2,850	04/04/2022	TIIE + 10 basis points
Unsecured bonds	4,461	05/06/2022	TIIE + 15 basis points
Unsecured bonds	4,000	06/14/2021	TIIE + 38 basis points
Unsecured bonds	1,700	03/09/2021	8.91%
	23,161
Accrued interest	273
	23,434

(*)Marketable debt securities classified as financial liabilities at fair value through profit or loss.

Marketable debt securities
Financial liabilities
Schedule of financial liabilities

	12/31/2019	12/31/2020

Classification:
Other financial liabilities at fair value through profit or loss	3,246	1,363
Financial liabilities at amortized cost	111,211	130,754
	114,457	132,117
Type:
Certificates of deposit (unsecured)	37,823	34,544
Senior Unsecured Notes	18,849	55,076
Structured bank bonds	4,797	2,139
Promissory notes	23,314	16,924
Unsecured bonds	29,674	23,434
	114,457	132,117
Currency:
Peso	89,233	76,242
USD	25,224	55,875
	114,457	132,117

Financial liabilities at fair value through profit or loss | Marketable debt securities
Financial liabilities
Schedule of changes in financial instruments

	2019	2020

Beginning balance	4,750	3,246
Issues	983	518
Of which:
Structured bank bonds	983	518
Of which:
Banco Santander México	983	518
Redemptions	(2,914)	(2,380)
Of which:
Structured bank bonds	(2,914)	(2,380)
Of which:
Banco Santander México	(2,914)	(2,380)
Changes in fair value	427	(21)
Balance at year-end	3,246	1,363

Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Schedule of changes in financial instruments

	2019	2020

Beginning balance	98,312	111,211
Issues	1,668,170	1,219,638
Of which:
Certificates of deposit (unsecured)	42,195	43,260
Structured bank bonds	24,728	8,989
Senior Unsecured Notes	—	41,827
Promissory notes	1,591,247	1,125,562
Unsecured bonds	10,000	—
Of which:
Banco Santander México	1,668,170	1,219,638
Redemptions	(1,654,767)	(1,193,956)
Of which:
Certificates of deposit (unsecured)	(26,883)	(46,436)
Structured bank bonds	(23,765)	(9,751)
Promissory notes	(1,604,004)	(1,131,578)
Unsecured bonds	—	(6,191)
Mortgage backed bonds	(115)	—
Of which:
Banco Santander México	(1,654,652)	(1,193,956)
Santander Vivienda	(115)	—
Accrued interest	609	(114)
Effect of changes in foreign exchange rates	(1,113)	(6,025)
Balance at year-end	111,211	130,754